April 23, 2019

Chang Suh Chief Executive Officer & Co-Chief Portfolio Manager Thalia Lankin Chief Operating Officer Erica Khatchadourian Chief Financial Officer Nicholas C. Milano General Counsel

VIA EDGAR

U.S. Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, N.E.

Washington, D.C. 20549

Re:

AFL-CIO Housing Investment Trust

File No.:811-3493, 333-59762 and 2-78066

Dear Sir or Madam:

On behalf of the AFL-CIO Housing Investment Trust (“Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 74 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 77 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made for the purpose of incorporating certain changes to the investment policies of Series A – AFL-CIO Housing Investment Trust, which could be construed as material.

No fee is required in connection with this filing. Should you have any questions or comments or require additional information with respect to any matter, please do not hesitate to contact the undersigned at 202-467-2159.

Sincerely,

/s/ Christopher Kaiser

Christopher Kaiser

Deputy General Counsel

 2401 Pennsylvania Avenue, NW • Suite 200 • Washington, DC 20037

Tel: 202.331.8055                 Fax: 202.331.8190

www.aflcio-hit.com